Operating Expense - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	170	154	133
Share-based compensation annual expense	€ 610	€ 578	€ 245
Profit sharing granted to employees	0	0	0
Research and development expense	€ 47,210	€ 46,503	€ 35,818